Events after the reporting period (Details Narrative) R$ in Thousands, $ in Thousands	Apr. 23, 2025 BRL (R$)	Apr. 21, 2025 USD ($)	Apr. 21, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Investment construction				R$ 129,283	R$ 97,895
Events After The Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Investment construction		$ 160,000	R$ 919,840
Description processed poultry and beef products		The new plant will have a production capacity of approximately 40,000 tons/year of processed poultry and beef products. The project will allow BRF to increase its local production from 17,000 to up to 57,000 tons per year, capturing the growing demand from the region's market and global accounts, as well as cementing its strategic partnership with Saudi Arabia.
Share issue cost	R$ 61,609
Events After The Reporting Period [Member] | Four Series For Private Placement [Member]
IfrsStatementLineItems [Line Items]
Share issue cost	R$ 1,250,000